Intangible Assets	12 Months Ended
Mar. 31, 2025
Intangible Assets [Abstract]
Intangible assets

17.    Intangible assets

The changes in acquisition cost, accumulated amortization and accumulated impairment losses of intangible assets are as follows:

(In millions)	Internally generated intangible assets	Goodwill	Others	Total
Acquisition cost
As of March 31, 2023	¥962	¥—	¥3	¥965
Additions (not by business combination)	380	—	—	380
Additions (transferred from property and equipment)	25	—	—	25
Sales and disposals	(39)	—	—	(39)
As of March 31, 2024	1,328	—	3	1,331
Additions (not by business combination)	524	—	—	524
Additions (business combination)(1)	—	1,240	—	1,240
Additions (transferred from property and equipment)	100	—	—	100
Sales and disposals	(35)	—	(1)	(36)
As of March 31, 2025	¥1,917	¥1,240	¥2	¥3,159
(In millions)	Internally generated intangible assets	Goodwill	Others	Total
Accumulated depreciation and accumulated impairment loss
As of March 31, 2023	¥(362)	¥—	¥(3)	¥(365)
Amortization(2)	(178)	—	—	(179)
As of March 31, 2024	(541)	—	(3)	(544)
Amortization(2)	(217)	—	—	(217)
Sales and disposals	1	—	1	2
As of March 31, 2025	¥(757)	¥—	¥(2)	¥(759)

Carrying amount
As of March 31, 2023	¥600	¥—	¥—	¥601
As of March 31, 2024	¥788	¥—	¥—	¥788
As of March 31, 2025	¥1,161	¥1,240	¥—	¥2,401

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(1)      Goodwill was recognized in the year ended March 31, 2025 due to the business combination of Next Finance. See Note 6(2) “Acquisition of Next Finance.”

(2)      Intangible assets with definite useful lives are amortized over their useful lives.

          The amortization of intangible assets is included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income.

(3)      There were no intangible assets with restricted ownership or that are pledged as collateral as of March 31, 2024 and 2025.

(4)      Crypto assets held (non-current assets) recognized as intangible assets are described in Note 13 “Crypto assets held.”